Non-financial Assets and Liabilities - Schedule of Right-of-Use Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure Of Right Of Use Assets Line Item
Right-of-use asset, Beginning balance	$ 9,119
Depreciation charge	(1,717)	$ (1,691)	$ (1,508)
Right-of-use asset, Ending balance	7,920	9,119
Right-of-use Assets
Disclosure Of Right Of Use Assets Line Item
Right-of-use asset, Beginning balance	9,119	7,978
Additions	1,464	395
Reassessment	591	3,563
Exchange differences	(165)	232
Depreciation charge	(3,089)	(3,049)
Right-of-use asset, Ending balance	7,920	9,119	7,978
Right-of-use Assets | Adjustment On Adoption Of I F R S16
Disclosure Of Right Of Use Assets Line Item
Right-of-use asset, Beginning balance	9,119
Right-of-use asset, Ending balance		9,119
Right-of-use Assets | Cost
Disclosure Of Right Of Use Assets Line Item
Right-of-use asset, Beginning balance	14,349
Right-of-use asset, Ending balance	16,135	14,349
Right-of-use Assets | Accumulated depreciation
Disclosure Of Right Of Use Assets Line Item
Right-of-use asset, Beginning balance	(5,230)
Right-of-use asset, Ending balance	(8,215)	(5,230)
Right-of-use Assets | Buildings
Disclosure Of Right Of Use Assets Line Item
Right-of-use asset, Beginning balance	5,417	3,760
Additions	1,464	395
Reassessment	97	2,721
Exchange differences	(165)	232
Depreciation charge	(1,717)	(1,691)
Right-of-use asset, Ending balance	5,096	5,417	3,760
Right-of-use Assets | Buildings | Adjustment On Adoption Of I F R S16
Disclosure Of Right Of Use Assets Line Item
Right-of-use asset, Beginning balance	5,417
Right-of-use asset, Ending balance		5,417
Right-of-use Assets | Buildings | Cost
Disclosure Of Right Of Use Assets Line Item
Right-of-use asset, Beginning balance	8,665
Right-of-use asset, Ending balance	9,957	8,665
Right-of-use Assets | Buildings | Accumulated depreciation
Disclosure Of Right Of Use Assets Line Item
Right-of-use asset, Beginning balance	(3,248)
Right-of-use asset, Ending balance	(4,861)	(3,248)
Right-of-use Assets | Manufacturing
Disclosure Of Right Of Use Assets Line Item
Right-of-use asset, Beginning balance	3,702	4,218
Reassessment	494	842
Depreciation charge	(1,372)	(1,358)
Right-of-use asset, Ending balance	2,824	3,702	$ 4,218
Right-of-use Assets | Manufacturing | Adjustment On Adoption Of I F R S16
Disclosure Of Right Of Use Assets Line Item
Right-of-use asset, Beginning balance	3,702
Right-of-use asset, Ending balance		3,702
Right-of-use Assets | Manufacturing | Cost
Disclosure Of Right Of Use Assets Line Item
Right-of-use asset, Beginning balance	5,684
Right-of-use asset, Ending balance	6,178	5,684
Right-of-use Assets | Manufacturing | Accumulated depreciation
Disclosure Of Right Of Use Assets Line Item
Right-of-use asset, Beginning balance	(1,982)
Right-of-use asset, Ending balance	$ (3,354)	$ (1,982)